ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Jiangheyun
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Property and equipment, net	279,556	42,843
Operating permits (Note 9)	110,418	16,922
Customer contract (Note 9)	33,208	5,089
Operating lease right-of-use assets, net	112,398	17,226
Deferred tax assets	3,150	483
Other non-current assets	4,428	678
Cash and cash equivalents	30,319	4,647
Other current assets	8,833	1,354
Other current liabilities	(90,805)	(13,916)
Operating lease liabilities	(120,120)	(18,409)
Finance lease liabilities	(84,082)	(12,886)
Deferred tax liabilities	(55,288)	(8,473)
Total consideration in cash	232,015	35,558

SH Shuzhong
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Property and equipment, net	348,475	53,406
Operating lease right-of-use assets, net	81,034	12,419
Customer contract (Note 9)	33,500	5,134
Purchased software	23	4
Deferred tax assets	14,848	2,275
Other non-current assets	1,685	258
Other current assets	44,774	6,862
Total assets acquired	524,339	80,358
Other current liabilities	(406,932)	(62,365)
Operating lease liabilities	(45,034)	(6,902)
Deferred tax liabilities	(41,169)	(6,309)
Total liabilities assumed	(493,135)	(75,576)
Net assets acquired	31,204	4,782
Purchase consideration	36,667	5,619
Goodwill	5,463	837

Shulifang
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	45,134	6,917
Operating lease right-of-use assets, net	15,206	2,330
Other non-current assets	15,409	2,362
Cash and cash equivalents	53	8
Other current assets	601	91
Operating lease liabilities	(15,206)	(2,330)
Other current liabilities	(16,913)	(2,592)
Deferred tax liabilities	(11,284)	(1,729)
Total consideration in cash	33,000	5,057

LF Huahai
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	119,352	18,291
Operating lease right-of-use assets, net	183,174	28,073
Other non-current assets	27,524	4,218
Cash and cash equivalents	173	27
Other current assets	4,088	627
Other current liabilities	(35,600)	(5,456)
Operating lease liabilities	(183,873)	(28,180)
Deferred tax liabilities	(29,838)	(4,573)
Total consideration in cash	85,000	13,027

Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

RMB
Net assets acquired:
Operating permits (Note 9)	100,380
Cash and cash equivalents	59
Other current assets	9,625
Right-of-use assets	129,937
Other current liabilities	(16,714)
Lease liabilities	(129,937)
Deferred tax liabilities	(25,095)
Total consideration in cash	68,255

Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

RMB
Net assets acquired:
Property and land use right	150,880
Construction-in-progress	465
Cash and cash equivalents	67,563
Other current assets	1,333,329
Other current liabilities	(1,203,894)
Deferred tax liabilities	(33,096)
Total consideration*	315,247

*	Consideration transferred is the carrying amount of the previously held 49% of equity interest.

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisition in 2019 (continued)

Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

RMB
Net assets acquired:
Construction-in-progress	158,471
Equipment	13
Cash and cash equivalents	129
Other current assets	11,840
Other current liabilities	(88,830)
Deferred tax liabilities	(1,623)
Total consideration in cash	80,000